Guarantees and commitments - Other guarantees (Details 2) - CHF (SFr) SFr in Billions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2024	Jun. 30, 2024
Guarantees
Amount jointly guaranteed by deposit-taking banks and securities dealers in Switzerland		SFr 6.0
Deposit Insurance Guarantee Scheme, Amount Guaranteed, Percentage		1.60%
Group's share in amount jointly guaranteed by deposit-taking banks and securities dealers in Switzerland	SFr 0.6		SFr 0.6